Vanguard U.S. Sector Index Funds

Supplement to the Prospectus Dated December 28, 2009

New Target Indexes for Funds

The board of trustees of Vanguard U.S. Sector Index Funds (the Funds) has approved the adoption of the MSCI 25/50 Indexes (the 25/50 Indexes) as new target indexes for the Funds. Effective immediately, the Funds will track these new indexes. The 25/50 Indexes differ from the Funds’ former MSCI indexes in that the new indexes are constructed to take into account current diversification standards for investment companies contained in the Internal Revenue Code (the Code). In the past, some of the Funds’ former indexes became so concentrated that a fund replicating them would have failed the Code’s diversification standards. To ensure that this did not happen, some of the Funds’ portfolios differed significantly from the composition of the target indexes, leading to considerable tracking error. By adopting the 25/50 Indexes, the Funds can better achieve their objective of tracking their target indexes while continuing to provide exposure to their relevant market sectors. Transition to the new indexes does not represent a change in the way the Funds are managed and is not expected to result in meaningful turnover or capital gains realizations. For these reasons, the board believes the changes are in the best interest of the Funds’ shareholders.

The new target indexes for each of the Funds are:

Fund	Target Index

Vanguard Consumer Discretionary Index Fund	MSCI US Investable Market Consumer
Discretionary 25/50 Index

Vanguard Consumer Staples Index Fund	MSCI US Investable Market Consumer Staples
25/50 Index

Vanguard Energy Index Fund	MSCI US Investable Market Energy
25/50 Index

Vanguard Financials Index Fund	MSCI US Investable Market Financials
25/50 Index

(over, please)

Fund	Target Index

Vanguard Health Care Index Fund	MSCI US Investable Market Health Care
25/50 Index

Vanguard Industrials Index Fund	MSCI US Investable Market Industrials
25/50 Index

Vanguard Information Technology Index Fund	MSCI US Investable Market Information
Technology 25/50 Index

Vanguard Materials Index Fund	MSCI US Investable Market Materials
25/50 Index

Vanguard Telecommunication Services	MSCI US Investable Market
Index Fund	Telecommunication Services 25/50 Index

Vanguard Utilities Index Fund	MSCI US Investable Market Utilities
25/50 Index

Additional information about these indexes is available on Vanguard.com.

© 2010 The Vanguard Group, Inc. All rights reserved.
Vanguard Marketing Corporation, Distributor.	PS5483 022010

Vanguard Consumer Discretionary Index Fund

Supplement to the Summary Prospectus Dated December 28, 2009

New Target Index for Fund

The board of trustees of Vanguard Consumer Discretionary Index Fund (the Fund) has approved the adoption of the MSCI US Investable Market Consumer Discretionary 25/50 Index (the 25/50 Index) as the new target index for the Fund. Effective immediately, the Fund will track this new index. The 25/50 Index differs from the Fund’s former MSCI index in that the new index is constructed to take into account current diversification standards for investment companies contained in the Internal Revenue Code (the Code). The Fund’s former MSCI index has the potential to become very concentrated, which could cause it to fail the Code’s diversification standards. If that were to happen, the Fund’s portfolio would have to differ, in some cases significantly, from the composition of its target index to remain compliant with the Code, which could cause considerable tracking error. By adopting the 25/50 Index, the Fund can better achieve its objective of tracking its target index while continuing to provide exposure to its relevant market sector.

Transition to the new index does not represent a change in the way the Fund is managed and is not expected to result in meaningful turnover or capital gains realizations. For these reasons, the board believes the change is in the best interest of the Fund’s shareholders.

Additional information about the MSCI US Investable Market Consumer Discretionary 25/50 Index is available on Vanguard.com.

© 2010 The Vanguard Group, Inc. All rights reserved.
Vanguard Marketing Corporation, Distributor.	SPS5483 022010

Vanguard Consumer Staples Index Fund

Supplement to the Summary Prospectus Dated December 28, 2009

New Target Index for Fund

The board of trustees of Vanguard Consumer Staples Index Fund (the Fund) has approved the adoption of the MSCI US Investable Market Consumer Staples 25/50 Index (the 25/50 Index) as the new target index for the Fund. Effective immediately, the Fund will track this new index. The 25/50 Index differs from the Fund’s former MSCI index in that the new index is constructed to take into account current diversification standards for investment companies contained in the Internal Revenue Code (the Code). The Fund’s former MSCI index has the potential to become very concentrated, which could cause it to fail the Code’s diversification standards. If that were to happen, the Fund’s portfolio would have to differ, in some cases significantly, from the composition of its target index to remain compliant with the Code, which could cause considerable tracking error. By adopting the 25/50 Index, the Fund can better achieve its objective of tracking its target index while continuing to provide exposure to its relevant market sector.

Transition to the new index does not represent a change in the way the Fund is managed and is not expected to result in meaningful turnover or capital gains realizations. For these reasons, the board believes the change is in the best interest of the Fund’s shareholders.

Additional information about the MSCI US Investable Market Consumer Staples 25/50 Index is available on Vanguard.com.

© 2010 The Vanguard Group, Inc. All rights reserved.
Vanguard Marketing Corporation, Distributor.	SPS5484 022010

Vanguard Energy Index Fund

Supplement to the Summary Prospectus Dated December 28, 2009

New Target Index for Fund

The board of trustees of Vanguard Energy Index Fund (the Fund) has approved the adoption of the MSCI US Investable Market Energy 25/50 Index (the 25/50 Index) as the new target index for the Fund. Effective immediately, the Fund will track this new index. The 25/50 Index differs from the Fund’s former MSCI index in that the new index is constructed to take into account current diversification standards for investment companies contained in the Internal Revenue Code (the Code). The Fund’s former MSCI index has the potential to become very concentrated, which could cause it to fail the Code’s diversification standards. If that were to happen, the Fund’s portfolio would have to differ, in some cases significantly, from the composition of its target index to remain compliant with the Code, which could cause considerable tracking error. By adopting the 25/50 Index, the Fund can better achieve its objective of tracking its target index while continuing to provide exposure to its relevant market sector.

Transition to the new index does not represent a change in the way the Fund is managed and is not expected to result in meaningful turnover or capital gains realizations. For these reasons, the board believes the change is in the best interest of the Fund’s shareholders.

Additional information about the MSCI US Investable Market Energy 25/50 Index is available on Vanguard.com.

© 2010 The Vanguard Group, Inc. All rights reserved.
Vanguard Marketing Corporation, Distributor.	SPS5480 022010

Vanguard Financials Index Fund

Supplement to the Summary Prospectus Dated December 28, 2009

New Target Index for Fund

The board of trustees of Vanguard Financials Index Fund (the Fund) has approved the adoption of the MSCI US Investable Market Financials 25/50 Index (the 25/50 Index) as the new target index for the Fund. Effective immediately, the Fund will track this new index. The 25/50 Index differs from the Fund’s former MSCI index in that the new index is constructed to take into account current diversification standards for investment companies contained in the Internal Revenue Code (the Code). The Fund’s former MSCI index has the potential to become very concentrated, which could cause it to fail the Code’s diversification standards. If that were to happen, the Fund’s portfolio would have to differ, in some cases significantly, from the composition of its target index to remain compliant with the Code, which could cause considerable tracking error. By adopting the 25/50 Index, the Fund can better achieve its objective of tracking its target index while continuing to provide exposure to its relevant market sector.

Transition to the new index does not represent a change in the way the Fund is managed and is not expected to result in meaningful turnover or capital gains realizations. For these reasons, the board believes the change is in the best interest of the Fund’s shareholders.

Additional information about the MSCI US Investable Market Financials 25/50 Index is available on Vanguard.com.

© 2010 The Vanguard Group, Inc. All rights reserved.
Vanguard Marketing Corporation, Distributor.	SPS5486 022010

Vanguard Health Care Index Fund

Supplement to the Summary Prospectus Dated December 28, 2009

New Target Index for Fund

The board of trustees of Vanguard Health Care Index Fund (the Fund) has approved the adoption of the MSCI US Investable Market Health Care 25/50 Index (the 25/50 Index) as the new target index for the Fund. Effective immediately, the Fund will track this new index. The 25/50 Index differs from the Fund’s former MSCI index in that the new index is constructed to take into account current diversification standards for investment companies contained in the Internal Revenue Code (the Code). The Fund’s former MSCI index has the potential to become very concentrated, which could cause it to fail the Code’s diversification standards. If that were to happen, the Fund’s portfolio would have to differ, in some cases significantly, from the composition of its target index to remain compliant with the Code, which could cause considerable tracking error. By adopting the 25/50 Index, the Fund can better achieve its objective of tracking its target index while continuing to provide exposure to its relevant market sector.

Transition to the new index does not represent a change in the way the Fund is managed and is not expected to result in meaningful turnover or capital gains realizations. For these reasons, the board believes the change is in the best interest of the Fund’s shareholders.

Additional information about the MSCI US Investable Market Health Care 25/50 Index is available on Vanguard.com.

© 2010 The Vanguard Group, Inc. All rights reserved.
Vanguard Marketing Corporation, Distributor.	SPS5485 022010

Vanguard Industrials Index Fund

Supplement to the Summary Prospectus Dated December 28, 2009

New Target Index for Fund

The board of trustees of Vanguard Industrials Index Fund (the Fund) has approved the adoption of the MSCI US Investable Market Industrials 25/50 Index (the 25/50 Index) as the new target index for the Fund. Effective immediately, the Fund will track this new index. The 25/50 Index differs from the Fund’s former MSCI index in that the new index is constructed to take into account current diversification standards for investment companies contained in the Internal Revenue Code (the Code). The Fund’s former MSCI index has the potential to become very concentrated, which could cause it to fail the Code’s diversification standards. If that were to happen, the Fund’s portfolio would have to differ, in some cases significantly, from the composition of its target index to remain compliant with the Code, which could cause considerable tracking error. By adopting the 25/50 Index, the Fund can better achieve its objective of tracking its target index while continuing to provide exposure to its relevant market sector.

Transition to the new index does not represent a change in the way the Fund is managed and is not expected to result in meaningful turnover or capital gains realizations. For these reasons, the board believes the change is in the best interest of the Fund’s shareholders.

Additional information about the MSCI US Investable Market Industrials 25/50 Index is available on Vanguard.com.

© 2010 The Vanguard Group, Inc. All rights reserved.
Vanguard Marketing Corporation, Distributor.	SPS5482 022010

Vanguard Information Technology Index Fund

Supplement to the Summary Prospectus Dated December 28, 2009

New Target Index for Fund

The board of trustees of Vanguard Information Technology Index Fund (the Fund) has approved the adoption of the MSCI US Investable Market Information Technology 25/50 Index (the 25/50 Index) as the new target index for the Fund. Effective immediately, the Fund will track this new index. The 25/50 Index differs from the Fund’s former MSCI index in that the new index is constructed to take into account current diversification standards for investment companies contained in the Internal Revenue Code (the Code). The Fund’s former MSCI index has the potential to become very concentrated, which could cause it to fail the Code’s diversification standards. If that were to happen, the Fund’s portfolio would have to differ, in some cases significantly, from the composition of its target index to remain compliant with the Code, which could cause considerable tracking error. By adopting the 25/50 Index, the Fund can better achieve its objective of tracking its target index while continuing to provide exposure to its relevant market sector.

Transition to the new index does not represent a change in the way the Fund is managed and is not expected to result in meaningful turnover or capital gains realizations. For these reasons, the board believes the change is in the best interest of the Fund’s shareholders.

Additional information about the MSCI US Investable Market Information Technology 25/50 Index is available on Vanguard.com.

© 2010 The Vanguard Group, Inc. All rights reserved.
Vanguard Marketing Corporation, Distributor.	SPS5487 022010

Vanguard Materials Index Fund

Supplement to the Summary Prospectus Dated December 28, 2009

New Target Index for Fund

The board of trustees of Vanguard Materials Index Fund (the Fund) has approved the adoption of the MSCI US Investable Market Materials 25/50 Index (the 25/50 Index) as the new target index for the Fund. Effective immediately, the Fund will track this new index. The 25/50 Index differs from the Fund’s former MSCI index in that the new index is constructed to take into account current diversification standards for investment companies contained in the Internal Revenue Code (the Code). The Fund’s former MSCI index has the potential to become very concentrated, which could cause it to fail the Code’s diversification standards. If that were to happen, the Fund’s portfolio would have to differ, in some cases significantly, from the composition of its target index to remain compliant with the Code, which could cause considerable tracking error. By adopting the 25/50 Index, the Fund can better achieve its objective of tracking its target index while continuing to provide exposure to its relevant market sector.

Transition to the new index does not represent a change in the way the Fund is managed and is not expected to result in meaningful turnover or capital gains realizations. For these reasons, the board believes the change is in the best interest of the Fund’s shareholders.

Additional information about the MSCI US Investable Market Materials 25/50 Index is available on Vanguard.com.

© 2010 The Vanguard Group, Inc. All rights reserved.
Vanguard Marketing Corporation, Distributor.	SPS5481 022010

Vanguard Telecommunication Services Index Fund

Supplement to the Summary Prospectus Dated December 28, 2009

New Target Index for Fund

The board of trustees of Vanguard Telecommunication Services Index Fund (the Fund) has approved the adoption of the MSCI US Investable Market Telecommunication Services 25/50 Index (the 25/50 Index) as the new target index for the Fund. Effective immediately, the Fund will track this new index. The 25/50 Index differs from the Fund’s former MSCI index in that the new index is constructed to take into account current diversification standards for investment companies contained in the Internal Revenue Code (the Code). The Fund’s former MSCI index has the potential to become very concentrated, which could cause it to fail the Code’s diversification standards. If that were to happen, the Fund’s portfolio would have to differ, in some cases significantly, from the composition of its target index to remain compliant with the Code, which could cause considerable tracking error. By adopting the 25/50 Index, the Fund can better achieve its objective of tracking its target index while continuing to provide exposure to its relevant market sector.

Transition to the new index does not represent a change in the way the Fund is managed and is not expected to result in meaningful turnover or capital gains realizations. For these reasons, the board believes the change is in the best interest of the Fund’s shareholders.

Additional information about the MSCI US Investable Market Telecommunication Services 25/50 Index is available on Vanguard.com.

© 2010 The Vanguard Group, Inc. All rights reserved.
Vanguard Marketing Corporation, Distributor.	SPS5488 022010

Vanguard Utilities Index Fund

Supplement to the Summary Prospectus Dated December 28, 2009

New Target Index for Fund

The board of trustees of Vanguard Utilities Index Fund (the Fund) has approved the adoption of the MSCI US Investable Market Utilities 25/50 Index (the 25/50 Index) as the new target index for the Fund. Effective immediately, the Fund will track this new index. The 25/50 Index differs from the Fund’s former MSCI index in that the new index is constructed to take into account current diversification standards for investment companies contained in the Internal Revenue Code (the Code). The Fund’s former MSCI index has the potential to become very concentrated, which could cause it to fail the Code’s diversification standards. If that were to happen, the Fund’s portfolio would have to differ, in some cases significantly, from the composition of its target index to remain compliant with the Code, which could cause considerable tracking error. By adopting the 25/50 Index, the Fund can better achieve its objective of tracking its target index while continuing to provide exposure to its relevant market sector.

Transition to the new index does not represent a change in the way the Fund is managed and is not expected to result in meaningful turnover or capital gains realizations. For these reasons, the board believes the change is in the best interest of the Fund’s shareholders.

Additional information about the MSCI US Investable Market Utilities 25/50 Index is available on Vanguard.com.

© 2010 The Vanguard Group, Inc. All rights reserved.
Vanguard Marketing Corporation, Distributor.	SPS5489 022010